CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dona Francisca Energtica S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)	51.82%	51.82%	51.82%
Country	Brazil	Brazil	Brazil
Newave Energia S.A
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)	33.33%
Country	Brazil